Other Receivables	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
OTHER RECEIVABLES
10.	OTHER RECEIVABLES

As of December 31, 2020 and 2019, other receivables consisted of the following:

	December 31, 2020	December 31, 2019
Receivable from a guarantee customer	$3,187,739	$-
Other receivables	363,664	-
Less: allowance for credit losses	(5,650)	-
	$3,545,753	$-

For the year ended December 31, 2019, the Company disbursed loans of $43,422,881 to four factoring customers, respectively. The loan terms varied from two months to one year. As of December 31, 2019, the Company collected all principals and interests from these factoring customers.